Financial Instruments By Category	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Financial Instruments By Category
29.	FINANCIAL INSTRUMENTS BY CATEGORY
The carrying amounts of each of the categories of financial instruments as of the end of the reporting period are as follows:
As of December 31, 2019
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amortised cost	Total
	HK$	HK$	HK$
Accounts receivable	—	346,379,574	346,379,574
Financial assets included in prepayments, deposits and other receivables	—	1,355,013	1,355,013
Due from immediate holding company	—	2,921,838,772	2,921,838,772
Financial assets at fair value through profit or loss	1,572,697,716	—	1,572,697,716
Stock loan	1,200,980,200	—	1,200,980,200
Derivative financial asset	1,165,220,000	—	1,165,220,000
Other assets	—	245,502,780	245,502,780
Cash and bank balances	—	766,430,471	766,430,471

	3,938,897,916	4,281,506,610	8,220,404,526

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortised cost	Total
	HK$	HK$	HK$
Accounts payable	—	492,039,336	492,039,336
Margin loans payable	—	317,722,438	317,722,438
Financial liabilities included in other payables and accruals	—	66,043,431	66,043,431
Derivative financial liability	20,813,810	—	20,813,810
Convertible bond	—	95,995,690	95,995,690

	20,813,810	971,800,895	992,614,705

As
of
 December 31, 2020
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amortised cost	Total
	HK$	HK$	HK$
Accounts receivable	—	77,350,250	77,350,250
Financial assets included in prepayments, deposits and other receivables	—	1,650,827	1,650,827
Due from immediate holding company	—	6,477,266,499	6,477,266,499
Financial assets at fair value through profit or loss	1,377,856,715	—	1,377,856,715
Stock loan	878,483,400	—	878,483,400
Derivative financial asset	1,023,902,566	—	1,023,902,566
Other assets	—	197,309,175	197,309,175
Cash and bank balances	—	453,966,764	453,966,764

	3,280,242,681	7,207,543,515	10,487,786,196

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortised cost	Total
	HK$	HK$	HK$
Accounts payable	—	201,986,202	201,986,202
Financial liabilities included in other payables and accruals	—	54,162,984	54,162,984
Bank borrowings	—	232,280,000	232,280,000
Derivative financial liability	12,954,313	—	12,954,313
Convertible bond	—	103,278,429	103,278,429

	12,954,313	591,707,615	604,661,928